Reconciliation of the Provision for Income Taxes (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Sep. 27, 2014	Sep. 28, 2013	Sep. 29, 2012
Income Taxes [Line Items]
Computed expected tax	$ 18,719	$ 17,554	$ 19,517
State taxes, net of federal effect	469	508	677
Indefinitely invested earnings of foreign subsidiaries	(4,744)	(4,614)	(5,895)
Research and development credit, net	(88)	(287)	(103)
Domestic production activities deduction	(495)	(308)	(328)
Other	112	265	162
Provision for income taxes	$ 13,973	$ 13,118	$ 14,030
Effective tax rate	26.10%	26.20%	25.20%